NUVEEN STRATEGY AGGRESSIVE GROWTH ALLOCATION FUND

NUVEEN STRATEGY GROWTH ALLOCATION FUND

NUVEEN STRATEGY BALANCED ALLOCATION FUND

NUVEEN STRATEGY CONSERVATIVE ALLOCATION FUND

SUPPLEMENT DATED FEBRUARY 7, 2014

TO THE PROSPECTUS DATED DECEMBER 31, 2013

1.	The first paragraph of the section “Fund Summaries—Nuveen Strategy Aggressive Growth Allocation Fund—Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund is a “fund of funds” which invests primarily in a variety of other mutual funds that are also advised by the Fund’s investment adviser (the “underlying funds”). The Fund seeks to achieve its objective by providing high allocations to various underlying funds that invest primarily in equity securities, including small company and international company equity securities, with relatively little emphasis on underlying funds that invest primarily in fixed income securities. The Fund may invest in an underlying absolute return fund in an effort to enhance the Fund’s returns and mitigate risk by holding an investment believed to have a reduced level of correlation with the equity and fixed income markets. The Fund may also invest in underlying funds that provide investment exposure to the performance of commodities, provided that the Fund will not invest more than 10% of its total assets in underlying funds and other securities (described in the following paragraph) that provide commodities exposure.

In addition to investing in the underlying funds, the Fund also may invest in exchange-traded funds (“ETFs”), closed-end investment companies, and other investment companies not affiliated with the Fund, provided that the Fund invests no more than 10% of its total assets, collectively, in unaffiliated pooled investment vehicles (other than certain money market funds).

2.	The table immediately following the third paragraph of the section “Fund Summaries—Nuveen Strategy Aggressive Growth Allocation Fund—Principal Investment Strategies” is deleted in its entirety and replaced with the following:

	Target Allocation	Allocation Range
Equity Funds	87%	55-100%
Fixed Income Funds	2%	0-45%
Absolute Return Funds	7%	0-20%
Commodity Strategy Funds	4%	0-10%
Other Securities*	0%	0-10%
Cash Equivalents	0%	0-35%
*	Includes ETFs, closed-end investment companies, and other non-money market investment companies not affiliated with the Fund.

3.	The following sentence is added to the end of “Commodities Risk” in the section “Fund Summaries—Nuveen Strategy Aggressive Growth Allocation Fund—Principal Risks”:

In addition, certain underlying funds invest in commodity-linked derivative instruments. Such instruments have a high degree of price variability and are subject to rapid and substantial price changes. Commodity-linked derivative instruments may employ leverage, which creates the possibility for losses greater than the amount invested.

4.	The first paragraph of the section “Fund Summaries—Nuveen Strategy Growth Allocation Fund—Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund is a “fund of funds” which invests primarily in a variety of other mutual funds that are also advised by the Fund’s investment adviser (the “underlying funds”). The Fund seeks to achieve its objective by providing high allocations to various underlying funds that invest primarily in equity securities, including small company and international company equity securities, with relatively little emphasis on underlying funds that invest primarily in fixed income securities. The Fund may invest in an underlying absolute return fund in an effort to enhance the Fund’s returns and mitigate risk by holding an investment believed to have a reduced level of correlation with the equity and fixed income markets. The Fund may also invest in underlying funds that provide investment exposure to the performance of commodities, provided that the Fund will not invest more than 10% of its total assets in underlying funds and other securities (described in the following paragraph) that provide commodities exposure.

In addition to investing in the underlying funds, the Fund also may invest in exchange-traded funds (“ETFs”), closed-end investment companies, and other investment companies not affiliated with the Fund, provided that the Fund invests no more than 10% of its total assets, collectively, in unaffiliated pooled investment vehicles (other than certain money market funds).

5.	The table immediately following the third paragraph of the section “Fund Summaries—Nuveen Strategy Growth Allocation Fund—Principal Investment Strategies” is deleted in its entirety and replaced with the following:

	Target Allocation	Allocation Range
Equity Funds	74%	45-90%
Fixed Income Funds	15%	0-55%
Absolute Return Funds	8%	0-20%
Commodity Strategy Funds	3%	0-10%
Other Securities*	0%	0-10%
Cash Equivalents	0%	0-35%
*	Includes ETFs, closed-end investment companies, and other non-money market investment companies not affiliated with the Fund.

6.	The following sentence is added to the end of “Commodities Risk” in the section “Fund Summaries—Nuveen Strategy Growth Allocation Fund—Principal Risks”:

In addition, certain underlying funds invest in commodity-linked derivative instruments. Such instruments have a high degree of price variability and are subject to rapid and substantial price changes. Commodity-linked derivative instruments may employ leverage, which creates the possibility for losses greater than the amount invested.

7.	The first paragraph of the section “Fund Summaries—Nuveen Strategy Balanced Allocation Fund—Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund is a “fund of funds” which invests primarily in a variety of other mutual funds that are also advised by the Fund’s investment adviser (the “underlying funds”). The Fund seeks to achieve its objective by generally providing significant allocations both to underlying funds that invest primarily in equity securities and to underlying funds that invest primarily in fixed income securities, but having a higher allocation to equity funds under most market conditions. The Fund may invest in an underlying absolute return fund in an effort to enhance the Fund’s returns and mitigate risk by holding an investment believed to have a reduced level of correlation with the equity and fixed income markets. The Fund may also invest in underlying funds that provide investment exposure to the performance of commodities, provided that the Fund will not invest more than 5% of its total assets in underlying funds and other securities (described in the following paragraph) that provide commodities exposure.

In addition to investing in the underlying funds, the Fund also may invest in exchange-traded funds (“ETFs”), closed-end investment companies, and other investment companies not affiliated with the Fund, provided that the Fund invests no more than 10% of its total assets, collectively, in unaffiliated pooled investment vehicles (other than certain money market funds).

8.	The table immediately following the third paragraph of the section “Fund Summaries—Nuveen Strategy Balanced Allocation Fund—Principal Investment Strategies” is deleted in its entirety and replaced with the following:

	Target Allocation	Allocation Range
Equity Funds	59%	30-75%
Fixed Income Funds	29%	15-70%
Absolute Return Funds	9%	0-20%
Commodity Strategy Funds	3%	0-5%
Other Securities*	0%	0-10%
Cash Equivalents	0%	0-35%
*	Includes ETFs, closed-end investment companies, and other non-money market investment companies not affiliated with the Fund.

9.	The following sentence is added to the end of “Commodities Risk” in the section “Fund Summaries—Nuveen Strategy Balanced Allocation Fund—Principal Risks”:

In addition, certain underlying funds invest in commodity-linked derivative instruments. Such instruments have a high degree of price variability and are subject to rapid and substantial price changes. Commodity-linked derivative instruments may employ leverage, which creates the possibility for losses greater than the amount invested.

10.	The first paragraph of the section “Fund Summaries—Nuveen Strategy Conservative Allocation Fund—Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund is a “fund of funds” which invests primarily in a variety of other mutual funds that are also advised by the Fund’s investment adviser (the “underlying funds”). The Fund seeks to achieve its objective by providing a high allocation to underlying funds that invest primarily in fixed income securities, but also has a limited exposure to underlying funds that invest primarily in equities, which is designed to help offset inflation and provide a source for potential increases in income over time. The Fund may invest in an underlying absolute return fund in an effort to enhance the Fund’s returns and mitigate risk by holding an investment believed to have a reduced level of correlation with the equity and fixed income markets. The Fund may also invest in underlying funds that provide investment exposure to the performance of commodities, provided that the Fund will not invest more than 5% of its total assets in underlying funds and other securities (described in the following paragraph) that provide commodities exposure.

In addition to investing in the underlying funds, the Fund also may invest in exchange-traded funds (“ETFs”), closed-end investment companies, and other investment companies not affiliated with the Fund, provided that the Fund invests no more than 10% of its total assets, collectively, in unaffiliated pooled investment vehicles (other than certain money market funds).

11.	The table immediately following the third paragraph of the section “Fund Summaries—Nuveen Strategy Conservative Allocation Fund—Principal Investment Strategies” is deleted in its entirety and replaced with the following:

	Target Allocation	Allocation Range
Equity Funds	31%	10-55%
Fixed Income Funds	57%	30-90%
Absolute Return Funds	10%	0-20%
Commodity Strategy Funds	2%	0-5%
Other Securities*	0%	0-10%
Cash Equivalents	0%	0-35%
*	Includes ETFs, closed-end investment companies, and other non-money market investment companies not affiliated with the Fund.

12.	The following sentence is added to the end of “Commodities Risk” in the section “Fund Summaries—Nuveen Strategy Conservative Allocation Fund—Principal Risks”:

In addition, certain underlying funds invest in commodity-linked derivative instruments. Such instruments have a high degree of price variability and are subject to rapid and substantial price changes. Commodity-linked derivative instruments may employ leverage, which creates the possibility for losses greater than the amount invested.

13.	The following sentence is added to the end of the first paragraph of the section “How We Manage Your Money—What the Risks Are—Principal Risks—Commodities risk”:

Certain underlying funds invest in commodity-linked derivative instruments, which may subject the underlying funds to greater volatility than investments in traditional securities that provide commodities exposure, particularly if the instruments involve leverage.

14.	The following risk factors are added to the section “How We Manage Your Money—What the Risks Are—Principal Risks—Risks associated with the underlying funds”:

Short sales risk: One of the underlying funds that provides the Funds investment exposure to commodities engages in short sales of futures contracts. A short futures position allows the seller to profit from a decline in the price of the underlying commodity to the extent such decline exceeds the transaction costs of the short position. Conversely, if the price of the underlying futures contract rises because of an increase in the price of an underlying commodity, the underlying fund will realize a loss on the transaction. The underlying fund bears the risk of unlimited loss on contracts it sells short, as the price at which the underlying fund would need to cover a short position could theoretically increase without limit.

Tax risk: The underlying funds that provide exposure to the performance of commodities markets do so primarily by investing in wholly-owned subsidiaries that invest in commodity-linked derivative instruments. Income and capital gains earned by these underlying funds through their investment in such subsidiaries will generally be taxable to shareholders of the underlying funds, including the Funds, as ordinary income even if such income and gains would otherwise have qualified for tax-advantaged capital gain treatment. Also, net losses generated by the subsidiary in which an underlying fund invests may not be netted against income or gains earned within the underlying fund and may not be carried forward for use in future years to offset gains by the underlying fund or subsidiary. This may cause the underlying funds to pay taxable distributions when they had experienced no total return or even negative return. Changes in tax laws could have a material adverse impact on these underlying funds or the subsidiaries in which they invest.

15.	The following funds are added to the list of underlying funds in Appendix A:

Underlying Fund Name	Underlying Fund’s Investment Objective and Principal Investment Strategy

Commodity Strategy Funds

Nuveen Gresham Diversified Commodity Strategy Fund	The investment objective of the fund is to seek attractive total return. Under normal market conditions, the fund invests primarily in a diversified portfolio of commodity futures contracts and fixed income investments.

Nuveen Gresham Long/Short Commodity Strategy Fund	The investment objective of the fund is to seek attractive total return. Under normal market conditions, the fund invests primarily in a diversified portfolio of long and/or short commodity futures contracts and fixed income investments.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-FAAP-0214P

NUVEEN STRATEGY AGGRESSIVE GROWTH ALLOCATION FUND

NUVEEN STRATEGY GROWTH ALLOCATION FUND

NUVEEN STRATEGY BALANCED ALLOCATION FUND

NUVEEN STRATEGY CONSERVATIVE ALLOCATION FUND

SUPPLEMENT DATED FEBRUARY 7, 2014

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2013

1.	The section “Investment Policies and Techniques—Commodity-Linked Securities” is deleted in its entirety and replaced with the following:

Commodity Investments

The Funds and certain Underlying Funds may invest in commodity-linked exchange-traded funds (“ETFs”), which are designed to provide investment exposure to commodities without direct investment in physical commodities. In addition, certain Underlying Funds gain exposure to commodities, either directly or through wholly-owned subsidiaries, by investing in commodity-linked derivative instruments such as commodity futures and forward contracts, commodity swaps, options on commodity futures contracts and commodity-linked structured notes. Additional information regarding specific commodity-linked derivatives is set forth below under “Derivatives.”

Commodities to which the Funds and Underlying Funds may gain exposure include assets such as oil, gas, industrial and precious metals, livestock, and agricultural or meat products, or other items that have tangible properties. The value of commodity-linked securities and derivative instruments held by the Funds and Underlying Funds may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political or regulatory developments.

The prices of commodity-linked securities and derivative instruments may move in different directions than investments in traditional equity and debt securities. For example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase. Of course, there cannot be any guarantee that these investments will perform in that manner in the future, and at certain times the price movements of commodity-linked investments have been parallel to debt and equity securities.

Investments in commodity-linked derivative instruments have a high degree of price variability and are subject to rapid and substantial price changes. These price changes may be magnified by computer-driven algorithmic trading, which is becoming more prevalent in the commodities markets. Price movements are extremely difficult to predict and may not be anticipated by the Funds or Underlying Funds.

2.	The following paragraph is added after the ninth paragraph of the section “Investment Policies and Techniques—Derivatives—Swap Transactions”:

Commodity-Based Swaps. In a typical commodity-based swap, one party agrees to pay another party the return on a commodity, commodity index or basket of commodities in return for a specified interest rate. By entering into a commodity index swap, for example, the index receiver can gain exposure to commodities making up the index without actually purchasing those commodities. Commodity index swaps involve not only the risk associated with investment in the commodities represented in the index, but also the risk that the return on such commodities will not exceed the return on the interest rate that an Underlying Fund will be committed to pay.

3.	The following paragraphs are added to the end of the section “Investment Policies and Techniques—Derivatives”:

Structured Notes

Structured notes are privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (an “embedded index”), such as selected securities or commodities, an index of securities or commodities or specified interest rates, or the differential performance of two assets or markets. When an Underlying Fund purchases a structured note, it will make a payment of principal to the counterparty. Some structured notes have a guaranteed repayment of principal while others place a portion (or all) of the principal at risk. The possibility of default by the counterparty or its credit provider may be greater for structured notes than for other types of instruments. The terms of such structured instruments normally provide that their principal and/or interest payments are to be adjusted upwards or downwards (but not ordinarily below zero) to reflect changes in the embedded index while the structured instruments are outstanding. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending upon a variety of factors, including the volatility of the embedded index and the effect of changes in the embedded index on principal and/or interest payments. The rate of return on structured notes may be determined by applying a multiplier to the performance or differential performance of the referenced index or indexes or other assets. Application of a multiplier involves leverage that will serve to magnify the potential for gain and the risk of loss. Structured notes may not have an active trading market.

Commodity Forward Contracts

A commodity forward contract, which may be standardized and exchange-traded or customized and privately negotiated, is an agreement for one party to buy, and the other party to sell, a specific quantity of an underlying commodity or other tangible asset for an agreed-upon price at a future date. A forward contract generally is settled by physical delivery of the commodity or other tangible asset underlying the forward contract to an agreed upon location at a future date (rather than settled by cash) or will be rolled forward into a new forward contract. Non-deliverable forwards (“NDFs”) specify a cash payment upon maturity. NDFs are normally used when the market for physical settlement of the commodity is underdeveloped, heavily regulated or highly taxed.

4.	The following paragraph is added to the section “Investment Policies and Techniques”:

Short Sales

One Underlying Fund may sell futures contracts short. In a short sale transaction, the Underlying Fund must deliver the underlying commodity at the contract price to a buyer of the contract who stands for delivery under the rules of the exchange that lists the contract or must offset the contract by entering into an opposite and offsetting transaction in the market. The price at such time may be higher or lower than the price at which the futures contract was sold short. If the underlying price of the futures contract declines between the time that the Underlying Fund sells the contract short and offsets the contract, the Underlying Fund will realize a gain on the transaction. Conversely, if the price of the underlying short futures contract goes up during the period, the Underlying Fund will realize a loss on the transaction. A short sale creates the risk of an unlimited loss because the price of the underlying commodity in a futures contract could theoretically increase without limit, thus increasing the cost of covering the short positions. In circumstances where a market has reached its maximum price limits imposed by the exchange, the short seller may be unable to offset its short position until the next trading day, when prices could expand again in rapid trading.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FAASAI-0214P